Organization and Summary of Significant Accounting Policies (Details 13) - USD ($) $ in Thousands	12 Months Ended
	Jul. 01, 2018	Jul. 02, 2017	Jul. 03, 2016
Changes in balance sheet amounts under self insured plans
Balance, Beginning of Year	$ 420	$ 420	$ 420
Provision Charged to Expense	5,784	5,796	5,032
Payments	5,784	5,796	5,032
Balance, End of Year	$ 420	$ 420	$ 420